Other Liabilities (Summary of Other Liabilities) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Other Liabilities [Abstract]
Accounts payable, accrued expenses, and other items	$ 8,954	$ 7,706
Accrued interest	4,652	5,559
Accrued salaries and employee benefits	7,313	5,386
Cheques and other items in transit	255	0
Current income tax payable	296	67
Deferred tax liabilities (Note 23)	303	300
Defined benefit liability (Note 22)	1,372	1,380
Lease liabilities	5,352	5,013
Liabilities related to structured entities	4,008	22,792
Provisions (Note 25)	1,735	3,675
Total	$ 34,240	$ 51,878